PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

		As at December 31
	Notes	2015	2016	2016
		RMB	RMB	US$
Prepayments for management fee	i)	—	53,141	7,654
Due from suppliers	ii)	18,400	11,148	1,606
Due from hospitals	iii)	2,919	21,274	3,064
Other receivables	iv)	3,173	43,503	6,266
Advances to employees	v)	7,415	6,354	915
Receivable from disposal of PPE		9,300	12,668	1,825
Deferred expenses		5,795	1,637	236
Interest receivable		22,247	9,571	1,379
Dividend receivable		—	766	110
Others		13,052	6,548	942
		82,301	166,610	23,997

Reserve for unrecoverable deposits		(4,798)	(4,798)	(691)

		77,503	161,812	23,306

Movement in reserve for unrecoverable deposits is as follows:

	As at December 31
	2015	2016	2016
	RMB	RMB	US$
Balance at the beginning of the year	1,522	4,798	691
Provisions for the year	4,290	—	—
Amounts written off during the year	(1,014)	—	—
Balance at the end of the year	4,798	4,798	691

Provisions are recorded in “general and administrative expenses” in the consolidated statements of comprehensive income (loss).

i)
In November 2016, the Group entered into a framework agreement with Zhongrong Guofu Investment Management Company Limited (“ZR Guofu”) to establish onshore and offshore funds for the purpose of acquiring several hospital businesses of the Company, including 100% shares of CHS through China Medstar, 70% shares of GZ Proton through CMSHK and 59.51% shares of PTC Houston Management (“PTC”) through US Proton (BVI), collectively the “CCM Hospital Business”. ZR Guofu will provide management and consultation services on the funds and the Group will continue to manage the CCM Hospital Businesses. ZR Guofu subscribes Class A shares of the offshore fund with a consideration of RMB521,396, while the Group subscribes Class B shares of the offshore fund using 1) creditor’s rights of RMB166,299 due from CCM Hospital Business and 2) RMB7,500 cash as consideration. As of December 31, 2016, the Group and ZR Guofu had injected RMB7,500 and RMB521,396, respectively, into the offshore fund which was then granted as loans to the CCM Hospital Business.

In addition, the Group and ZR Guofu will establish an onshore fund, namely Guofu Huimei Investment Management Limited Partnership (“Guofu Huimei”), of an investment amount of RMB1,003,000. General partners of the onshore fund are MSC and ZR Guofu. As of December 31, 2016, the Group has injected RMB174,000 (US$25,061) into the onshore fund. Further pursuant to the agreement, the onshore fund will acquire the offshore fund through the arrangement of overseas loan under domestic guarantee and establishment of overseas entity.

As of December 31, 2016, the above steps were still in process and the transaction was not considered to be completed. As a result, the cash injected by the Group to the offshore and onshore funds amounted to RMB181,500 (US$26,141) was recorded as “prepayment for long-term investments” under non-current assets and the loans received by the CCM Hospital Business amounted to RMB528,896 (US$76,177) was recorded as “advances from long-term investment” under non-current liabilities. In addition, the Group has prepaid RMB53,141 (US$7,654) to ZR Guofu for the management and consultation services as of December 31, 2016 which was recorded in “prepayments and other current assets”.

ii)
Amounts due from suppliers represent prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve amounting to RMB4,798 and RMB4,798 (US$691) on amounts due from suppliers as at December 31, 2015 and 2016, respectively.

iii)
Amounts due from hospitals represent interest-free advances to hospitals and the compensation to be received from hospitals for early termination. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.

iv)
The other receivables represented the loans to others parties, including loans to related parties such as the Xi’an Jiangyuan Andike Ltd. (“JYADK”) and JWYK of RMB13,658 (US$1,967). Besides, the loan to JYADK contributed to interest receivable of RMB370 (US$53) (note 25).

v)
The advances to employees represent interest-free advance held by the Company’s employees to cover expenses of hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. Historically, the Group has not experienced any loss of such advances.